CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 15,875	$ 2,234	¥ 8,375
Restricted cash	27	4
Accounts receivable, net	3,451	486	4,032
Due from related parties, net of allowance for credit loss (note 3)	¥ 10,106	$ 1,422	¥ 8,636
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Advances to suppliers (note 4)	¥ 21,511	$ 3,027	¥ 65,076
Inventories (note 5)	14,433	2,031	12,874
Other current assets (note 6)	673	95	755
Total current assets	66,076	9,299	99,748
Land use rights, net (note 7)			3,192
Plant and equipment, net (note 8)	28,819	4,056	28,301
Intangible assets, net (note 9)	2,077	292	0
Right-of-use assets, net (note 10)	3,675	517	321
Total non-current assets	34,571	4,865	31,814
Total assets	100,647	14,164	131,562
Current liabilities:
Borrowings (note 11)	7,950	1,119	4,950
Accounts payable	12,056	1,697	8,469
Due to related parties (note 3)	¥ 25,766	$ 3,626	¥ 27,029
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Contract liabilities	¥ 46,837	$ 6,592	¥ 78,694
Income tax payable	435	61	807
Lease liabilities- current (note 10)	303	43	63
Other payables and accrued expenses (note 12)	55,985	7,879	64,271
Total current liabilities	149,332	21,017	184,283
Lease liabilities - non-current (note 10)	2,341	329	65
Other long-term liability (note 13)	10,490	1,476	5,813
Total non - current liabilities	12,831	1,805	5,878
Total liabilities	162,163	22,822	190,161
Commitments and contingencies (note 21)
Shareholders' deficit:
Preferred stock(no par value; 1,000,000 shares authorized, none issued)
Common stock (no par value; 60,000,000 shares authorized, 6,581,630 and 11,939,335 shares issued as of September 30, 2024 and 2025; 6,561,107 and 11,924,349 shares outstanding as of September 30, 2024 and 2025 respectively)	0	0	0
Additional paid-in capital	638,326	89,835	578,512
Accumulated deficit	(634,182)	(89,252)	(580,854)
Treasury stock at cost 20,523 and 14,986 shares as of September 30, 2024 and 2025, respectively)* (note 14)	(4,461)	(628)	(6,133)
Accumulated other comprehensive loss	(23,019)	(3,240)	(22,816)
Total Origin Agritech Limited shareholders' deficit	(23,336)	(3,285)	(31,291)
Non-controlling interests	(38,180)	(5,373)	(27,308)
Total shareholders' deficit	(61,516)	(8,658)	(58,599)
Total liabilities and shareholders' deficit	¥ 100,647	$ 14,164	¥ 131,562